DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	CANADIAN NATURAL RESOURCES LTD
Entity Central Index Key	0001017413
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	40-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Emerging Growth Company	false
Entity Common Stock, Shares Outstanding (in shares)	1,201,885,667